Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Amounts Receivable

	December 31, 2024	December 31, 2023
GST/HST recoverable	$82,097	$85,879
Other refundable tax credits (1)	146,775	104,733

Total	$228,872	$190,612

(1)	Other refundable tax credits represent tax incentives for R&D costs incurred by Eupraxia Australia (Note 1 5 – Research and Development Expenses).